Leases - Summary of Detailed Information About Maturity Analysis Of Lease Liability (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Lease liabilities	$ 1,671	$ 1,635	$ 1,697
Discounted [Member]
Statement [line items]
Lease liabilities	1,671	1,635
Discounted [Member] | Within one year [member]
Statement [line items]
Lease liabilities	297	296
Discounted [Member] | Between one and two years [member]
Statement [line items]
Lease liabilities	241	241
Discounted [Member] | Between two and three years [member]
Statement [line items]
Lease liabilities	190	189
Discounted [Member] | Between three and four years [member]
Statement [line items]
Lease liabilities	154	154
Discounted [Member] | Between four and five years [member]
Statement [line items]
Lease liabilities	126	125
Discounted [Member] | After five years [member]
Statement [line items]
Lease liabilities	663	630
Undiscounted [Member]
Statement [line items]
Lease liabilities	2,188	2,176
Undiscounted [Member] | Within one year [member]
Statement [line items]
Lease liabilities	302	301
Undiscounted [Member] | Between one and two years [member]
Statement [line items]
Lease liabilities	254	255
Undiscounted [Member] | Between two and three years [member]
Statement [line items]
Lease liabilities	208	208
Undiscounted [Member] | Between three and four years [member]
Statement [line items]
Lease liabilities	175	177
Undiscounted [Member] | Between four and five years [member]
Statement [line items]
Lease liabilities	150	150
Undiscounted [Member] | After five years [member]
Statement [line items]
Lease liabilities	$ 1,099	$ 1,085